Income taxes	12 Months Ended
Dec. 31, 2018
Income taxes
Income taxes

10. Income taxes

Cayman Islands

X Financial is a company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, YZT (HK) Limited, a subsidiary of the Group located in Hong Kong, is subject to 16.5% income tax on its taxable income generated from operations in Hong Kong. No provision for this entity has been made in the consolidated financial statements as it has no assessable income for the years ended December 31, 2016, 2017 and 2018.

PRC

The Company’s subsidiaries and consolidated VIEs established in the PRC are subject to an income tax rate of 25% in the years presented. As stipulated by the Taxation Law of PRC, entities founded in certain industrial cooperation zones can be subject to a reduced enterprice income tax rate of 15%. Two subsidiaries and one VIE in Shenzhen became qualified enterprises to enjoy the preferential income tax rate of 15% from 2018 to 2020.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income Tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non‑resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to PRC income taxes, at a statutory income tax rate of 25%, except for two subsidiaries and one VIE in Shenzhen that are qualified enterprises which enjoy a preferential income tax rate of 15% in 2018. The Group is not subject to any other uncertain tax position.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2018, the Group is subject to examination of the PRC tax authorities.

The current and deferred component of income tax expenses which are substantially attributable to the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs, are as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Current tax	6,128,180	395,369,391	213,083,260	30,991,675
Deferred tax	(33,146,384)	(257,121,164)	(3,162,072)	(459,905)
Total	(27,018,204)	138,248,227	209,921,188	30,531,770

Reconciliation between the income taxes expense computed by applying the PRC tax rate of 25% to loss before the provision of income taxes and the actual provision for income taxes is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
PRC income tax	(36,799,766)	119,643,817	271,230,730	39,448,874
Other expenses not deductible for tax purposes	54,687	119,376	226,076	32,881
Share based compensation expenses not deductible for tax purposes	9,473,499	18,502,393	42,959,121	6,248,145
Effect of tax holiday and preferential tax rate(1)	—	—	(104,548,726)	(15,205,982)
Effect of different tax rate of subsidiary operation in other jurisdiction	252,454	(20,242)	3,164,192	460,213
Research and Development Tax Credit	—	—	(32,720,713)	(4,759,030)
Adjustment on current income tax of the previous periods(2)	—	—	(17,208,473)	(2,502,869)
Withholding tax	—	—	46,419,145	6,751,384
Valuation allowance movement	922	2,883	399,836	58,154
Total	(27,018,204)	138,248,227	209,921,188	30,531,770
(1)	The aggregate amount and per share effect of the tax holiday and preferential tax rate are as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
The aggregate amount of tax holiday and preferential tax rate	—	—	104,548,726	15,205,982
The aggregate effect on basic and diluted net income per share:
- Basic	—	—	0.36	0.05
- Diluted	—	—	0.34	0.05
(2)	Adjustment on current income tax of the previous periods represented the adjustment according to final annual income tax filing with the PRC tax authorities.

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2017 and 2018 are as follows:

	As of
	December 31,	As of December 31,
	2017	2018	2018
Deferred tax assets:	RMB	RMB	US$
Impairment of long-term investments	1,575,000	1,575,000	229,074
Accrued advertising	397,879	3,394,533	493,714
Guarantee liabilities	279,382,336	235,329,500	34,227,256
Fair value adjustments related to Consolidated Trusts	3,527,264	—	—
Fair value adjustments related to financial guarantee derivatives	4,527,688	54,770,514	7,966,041
Allowance for loan receivable from Xiaoying Housing Loans	—	3,886,705	565,298
Fair value adjustments related to Loans held for sale	—	853,899	124,194
Operating loss carryforwards, net	6,651,617	46,845,223	6,813,355
Others	—	395,882	57,579
Deferred tax assets, gross	296,061,784	347,051,256	50,476,511
Valuation allowance	(3,838)	(403,674)	(58,711)
Total deferred tax assets, net	296,057,946	346,647,582	50,417,800
Deferred tax liabilities:
Property and equipment arising from acquisitions	—	1,008,419	146,668
Tax effects of distribution of VIE's earnings(1)	—	46,419,145	6,751,384
Total deferred tax liabilities	—	47,427,564	6,898,052
(1)	A deferred tax liability was recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amount in domestic VIEs.

Movement of the valuation allowance is as follows:

	As of
	December 31,	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Balance as of January 1	(955)	(3,838)	(558)
Addition	(2,883)	(399,836)	(58,153)
Balance as of December 31	(3,838)	(403,674)	(58,711)

The Company operates through its subsidiaries, VIEs and subsidiaries of the VIEs. The valuation allowance is considered on an individual entity basis. As of December 31, 2017 and 2018, the Company had tax operating loss carry forwards of RMB26,614,377 and RMB188,212,704 (US$ 27,374,402) respectively from its subsidiaries, VIEs and subsidiaries of the VIEs registered in the PRC, which can be carried forward to offset taxable income. The net operating loss will expire in years 2021 to 2023 if not utilized. The Group has recognized a valuation allowance against deferred tax assets on tax loss carry forwards of RMB922,  RMB2,883 and RMB399,836  (US$58,153) for the years ended December 31, 2016, 2017 and 2018, respectively.

The Group assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry‑forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry‑forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry. On the basis of this evaluation, as of December 31, 2017 and 2018 a valuation allowance of RMB3,838 and RMB403,674  (US$58,711) was recorded respectively to reflect only the portion of the deferred tax assets that is not more likely than not to be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carry forwards period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as our projections for growth.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. Management has asserted to indefinitely reinvest the undistributed earnings of the subsidiaries located in the PRC. The FIE of the Group had cumulative profits of RMB1,384,768,106 (US$201,406,168) as of December 31, 2018.

A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group accrued deferred tax liabilities on the earnings of the VIEs of nil and RMB46,419,145 (US$6,751,384) as of December 31, 2017 and 2018.